UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2001

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	101

Form 13F Information Table Value Total:	$151,059	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ACT MFG INC COM
000973107
$727
66,450
Sole
None
66,450
ALLTEL CORP COM
020039103
$731
11,934
Sole
None
11,934
AMERICAN EXPRESS CO COM
025816109
$737
19,000
Sole
None
19,000
AMERICAN INTL GROUP COM
026874107
$1,021
12,009
Sole
None
12,009
AMERIPATH INC COM
03071D109
$5,617
191,700
Sole
None
191,700
AOL TIME WARNER INC COM
00184a105
$260
4,900
Sole
None
4,900
AT&T CORP COM
001957505
$625
28,417
Sole
None
28,417
BAKER HUGHES INC COM
057224107
$1,231
36,750
Sole
None
36,750
BANKAMERICA CORP NEW COM
060505104
$609
10,137
Sole
None
10,137
BIG LOTS INC COM
089302103
$2,105
153,900
Sole
None
153,900
BRIGHT HORIZON FAMILY COM
109195107
$2,371
75,500
Sole
None
75,500
BRINKER INTL INC COM
109641100
$2,265
87,620
Sole
None
87,620
BRISTOL MYERS SQUIBB COM
110122108
$353
6,750
Sole
None
6,750
BRITISH PETE PLC AMERN SH
055622104
$785
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$2,138
58,266
Sole
None
58,266
CANADIAN NATL RY CO COM
136375102
$1,175
29,000
Sole
None
29,000
CARDINAL HEALTH
14149Y108
$773
11,200
Sole
None
11,200
CATERPILLAR INC DEL COM
149123101
$1,364
27,250
Sole
None
27,250
CENDANT CORP COM
151313103
$2,706
138,750
Sole
None
138,750
CENTEX CORP COM
152312104
$778
19,100
Sole
None
19,100
CENTURYTEL INC COM
156700106
$1,138
37,550
Sole
None
37,550
CHART INDS INC COM
16115Q100
$853
236,925
Sole
None
236,925
CISCO SYS INC COM
17275R102
$1,491
81,950
Sole
None
81,950
COMPUWARE
205638109
$1,093
78,100
Sole
None
78,100
CROSSMANN CMNTYS INC COM
22764E109
$2,369
59,700
Sole
None
59,700
DOW CHEM CO COM
260543103
$208
6,264
Sole
None
6,264
DUKE REALTY INVT INC COM
NEW
264411505
$1,334
53,700
Sole
None
53,700
EASTMAN KODAK CO COM
277461109
$1,562
33,465
Sole
None
33,465
EEX CORP COM
26842V207
$107
38,033
Sole
None
38,033
ELAN PLC ADR
284131208
$574
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$3,881
79,050
Sole
None
79,050
EOG RES INC COM
26875P101
$1,482
41,690
Sole
None
41,690
EXXON CORP COM
30231G102
$826
9,454
Sole
None
9,454
FIRST ESSEX BANCORP
320103104
$1,358
54,950
Sole
None
54,950
FIRST UN CORP COM
337358105
$2,748
78,646
Sole
None
78,646
FIRSTMERIT CORP COM
337915102
$2,665
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$1,558
34,500
Sole
None
34,500
FORD MTR CO DEL COM
345370860
$267
10,876
Sole
None
10,876
FRANKLIN RES INC COM
354613101
$545
11,900
Sole
None
11,900
GATX CORP COM
361448103
$1,289
32,150
Sole
None
32,150
GENCORP INC COM
368682100
$1,245
97,274
Sole
None
97,274
GENERAL ELEC CO COM
369604103
$240
4,920
Sole
None
4,920
GENERAL MTRS CORP CL H
NEW
370442832
$380
18,231
Sole
None
18,231
GENERAL MTRS CORP COM
370442105
$1,097
17,051
Sole
None
17,051
GEORGIA PAC CORP COM GA
PAC GRP
373298108
$223
6,600
Sole
None
6,600
HALLIBURTON CO COM
406216101
$1,520
42,710
Sole
None
42,710
HARTFORD FINL SVCS COM
416515104
$862
12,600
Sole
None
12,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,860
63,299
Sole
None
63,299
HEWLETT-PACKARD
428236103
$1,529
53,474
Sole
None
53,474
HILFIGER TOMMY CORP ORD
G8915Z102
$1,459
104,200
Sole
None
104,200
HORACE MANN EDUCTR CP
COM
440327104
$1,681
77,994
Sole
None
77,994
HUFFY CORP COM
444356109
$411
42,650
Sole
None
42,650
INTEL CORP COM
458140100
$3,078
105,242
Sole
None
105,242
INTERNATIONAL BUS MACH
COM
459200101
$325
2,880
Sole
None
2,880
INTL PAPER CO COM
460146103
$270
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,168
26,400
Sole
None
26,400
J P MORGAN CHASE & CO COM
46625H100
$1,125
25,216
Sole
None
25,216
KENNAMETAL INC COM
489170100
$2,218
60,100
Sole
None
60,100
KIMBERLY CLARK CORP COM
494368103
$380
6,795
Sole
None
6,795
LEHMAN BROS HLDGS INC COM
524908100
$3,564
46,140
Sole
None
46,140
LOEWS CORP COM
540424108
$1,401
21,744
Sole
None
21,744
MASSEY ENERGY CORP COM
576206106
$670
33,900
Sole
None
33,900
MENTOR CORP MINN COM
587188103
$878
30,800
Sole
None
30,800
MERCK & CO INC COM
589331107
$3,280
51,319
Sole
None
51,319
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$512
7,972
Sole
None
7,972
MOTOROLA
620076109
$1,559
94,120
Sole
None
94,120
NATIONAL CITY CORP COM
635405103
$953
30,976
Sole
None
30,976
NATIONAL SEMICONDUCTOR
COM
637640103
$3,154
108,302
Sole
None
108,302
NATIONWIDE FINL SVCS CL A
638612101
$1,633
37,400
Sole
None
37,400
NORDSON CORP COM
655663102
$1,478
63,400
Sole
None
63,400
NORDSTROM INC
655664100
$2,042
110,090
Sole
None
110,090
OHIO SVGS FINL CORP COM
677502106
$723
237
Sole
None
237
OMNICARE INC COM
681904108
$990
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$2,211
116,350
Sole
None
116,350
OWENS & MINOR INC NEW COM
690732102
$3,314
174,404
Sole
None
174,404
PFIZER INC COM
717081103
$382
9,540
Sole
None
9,540
POLYONE CORP COM
73179p106
$451
43,325
Sole
None
43,325
PROGRESSIVE CORP OHIO COM
743315103
$6,850
50,673
Sole
None
50,673
QUALITY DINING INC COM
74756P105
$216
77,000
Sole
None
77,000
READERS DIGEST ASSN INC
COMMON
755267101
$1,547
53,800
Sole
None
53,800
SBC COMMUNICATIONS INC
COM
78387G103
$1,983
49,505
Sole
None
49,505
SCHLUMBERGER LTD COM
806857108
$2,804
53,250
Sole
None
53,250
SCI SYSTEMS INC
783890106
$2,377
93,200
Sole
None
93,200
SCOTTS CO CL A
810186106
$2,314
55,820
Sole
None
55,820
SCUDDER NEW ASIA FD COM
811183102
$452
49,350
Sole
None
49,350
SIMON PPTY GROUP NEW COM
828806109
$1,136
37,902
Sole
None
37,902
ST PAUL CO
792860108
$1,118
22,050
Sole
None
22,050
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,981
79,964
Sole
None
79,964
STERIS CORP COM
859152100
$3,488
173,952
Sole
None
173,952
TENET HEALTHCARE CORP COM
88033G100
$900
17,440
Sole
None
17,440
TERADYNE INC COM
880770102
$2,566
73,300
Sole
None
73,300
TETRA TECH INC NEW COM
88162G103
$666
24,500
Sole
None
24,500
TEXACO INC COM
881694103
$547
8,200
Sole
None
8,200
TOLL BROTHERS INC COM
889478103
$351
8,934
Sole
None
8,934
TRANSOCEAN SEDCO FOREX
INC
g90078109
$2,891
70,079
Sole
None
70,079
TRW INC COM
872649108
$2,490
60,729
Sole
None
60,729
UBS AG ORD
H8920M855
$649
4,568
Sole
None
4,568
VERIZON COMMUNICATIONS
COM
92343V104
$1,826
34,131
Sole
None
34,131
WAL-MART STORES
931142103
$234
4,800
Sole
None
4,800
WILD OATS MARKETS INC COM
96808B107
$2,412
231,659
Sole
None
231,659
WORLDCOM INC COM
98157D106
$1,278
90,006
Sole
None
90,006









$151,059